SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
Sep. 30, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment
Depreciation method	straight-line method
Lease liabilities	$ 165,500
Right-of-use assets	$ 165,500
Computer equipment
Disclosure of detailed information about property, plant and equipment
Percentage of depreciation	30.00%
Office equipment
Disclosure of detailed information about property, plant and equipment
Percentage of depreciation	20.00%